Annual Fund Operating Expenses	Aug. 11, 2025
BondBloxx USD High Yield Bond Industrial Sector ETF | BondBloxx USD High Yield Bond Industrial Sector ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF | BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
BondBloxx USD High Yield Bond Healthcare Sector ETF | BondBloxx USD High Yield Bond Healthcare Sector ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF | BondBloxx USD High Yield Bond Financial & REIT Sector ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
BondBloxx USD High Yield Bond Energy Sector ETF | BondBloxx USD High Yield Bond Energy Sector ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF | BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF | BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
BondBloxx USD High Yield Bond Sector Rotation ETF | BondBloxx USD High Yield Bond Sector Rotation ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.35%	[8]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.45%)	[9]
Net Expenses (as a percentage of Assets)	0.55%

[1]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
[2]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
[3]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
[4]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
[5]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
[6]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
[7]	The investment advisory agreement between BondBloxx ETF Trust (the “Trust”) and BondBloxx Investment Management Corporation (“BIM”) (the “Investment Advisory Agreement”) provides that BIM will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
[8]	The Fund may incur “Acquired (Underlying) Fund Fees and Expenses.” Acquired (Underlying) Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. The Acquired (Underlying) Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[9]	BIM has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and non-affiliated acquired fund fees and expenses) so that the ratio of the Fund’s net total annual operating expenses will not exceed 0.55% through the anniversary of the listing date of the Fund in 2026. The contractual fee waiver may be terminated prior to the anniversary of the listing date of the Fund in 2026 only upon written agreement of the Trust and BIM.